EXHIBIT 99.1

AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

EXECUTIVE SUMMARY

DESCRIPTION OF SERVICES

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”) performed the due diligence services described below (the “Review”) for business purpose loans originated by multiple correspondent lenders and acquired directly (or indirectly through Delaware statutory trusts) on a flow or mini-bulk basis by Invictus Residential Pooler, L.P. or its affiliates (the “Client”) through mortgage loan files reviewed on behalf of such parties or with results conveyed from another party to the Client via reliance letter. The Review, which includes for reliance letter loans the time of an initial review performed for such party, was conducted from October 2016 through November 2018 on business purpose loans with origination dates from January 2015 through September 2018 via files imaged and provided by the Client for review. The Review includes loans that were reviewed both (i) directly for an affiliate of the Client and (ii) for correspondents with results conveyed to an affiliate of the Client by a reliance letter.

(2) Sample size of the assets reviewed.

The initial population consisted of Six Hundred Seventy-Five (675) business purpose loans totaling an aggregate original principal balance of approximately $247.21 million. There were zero (0) loans removed from the initial population.

(3) Determination of the sample size and computation.

The Review was conducted consistent with the criteria for the nationally recognized statistical rating organization, NRSRO, identified in Item 3 above.

(4) Quality or integrity of information or data about the assets: review and methodology.

AMC compared data fields on the bid tape provided by the Client to the data found in the actual mortgage loan file as captured by AMC. This comparison, when data was available (please note that not all fields were available for all loans during the Review) and relevant for the scope in question, included the following data fields:

# of Units	Has FTHB	Original CLTV
Amortization Term	Index Type	Original GLTV
Amortization Type	Interest Only	Original HLTV
Appraisal Date	Interest Only Period	Original Interest Rate
Appraised Value	Interest Rate Change Frequency	Original Interest Rate Period
Balloon Flag	Interest Rate Initial Cap	Original Loan Amount
Borrower First Name	Interest Rate Initial Floor	Original LTV
Borrower FTHB	Interest Rate Life Cap	Original P&I
Borrower Full Name	Interest Rate Life Floor	Original Term
Borrower Last Name	Interest Rate Life Max	Payment Change Frequency
Borrower SSN	Interest Rate Life Min	Prepayment Penalty Period (months)
Cash From Borrower	Interest Rate Periodic Cap	Product Description
Cash To Borrower	Interest Rate Periodic Floor	Property Type
City	Investor: Qualifying Total Debt Ratio	Purpose
Coborrower First Name	Lien Position	Qualifying Interest Rate
Coborrower FTHB	LTV Valuation Value	Refi Purpose
Coborrower Last Name	Margin	Representative FICO
Contract Sales Price	Maturity Date	State
Debt Service Coverage Ratio	Mortgage Type	Street
Doc Type	Neg Am	Total Debt Ratio
First Interest Rate Change Date	Note Date	Zip
First Payment Date	Occupancy

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

BUSINESS PURPOSE SCOPE

Each loan, reviewed under this scope, was reviewed for adherence to the relevant credit policy as indicated by the Client. For this review, procedures followed included:

▪	Reviewing the provided Note, Mortgage/DOT, and Guaranty Agreement(s) to confirm execution, adherence to the credit policy, and agreement with other Loan Approval documentation.

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▪	Examining appraisal reports, BPO’s, and appraisal reviews to determine if the property type is consistent with underwritten property type and usage (such as evidence/an indication of either owner or tenant occupancy) and comparing this information against other relevant information contained within applicable sections of the loan file to evaluate consistency, accuracy, and adherence to the credit policy.
▪	Reviewing environmental reporting, Flood Certification, and Evidence of Insurance to confirm accuracy and adherence to credit policy requirements.
▪	Reviewing credit reporting, VOR/VOM, Background Check(s), and any applicable Letter(s) of Explanation to confirm accuracy, adherence to credit policy requirements, and consistency with the Final Loan Approval worksheet.
▪	Reviewing HUD-1’s, Title Search, Purchase Agreements, existing leases/rent rolls, and verification of funds with loan terms, and underwritten approved terms and amounts/LTV/LTC as well as adherence to credit policy requirements.
▪	Reviewing LOI/LOE(s) for presence of un-qualified statement of business and occupancy intent, confirmation that the LOI/LOE cited address is consistent with the subject property address, and that signatory(s) are consistent with the identified borrower(s)/guarantor(s).
▪	Reviewing Final Form 1003/Loan application to ensure complete execution that the subject property listed is consistent with the subject property, and that the listed residence for the Individual(s) is an address other than the subject property.
▪	Confirming, if applicable, business license(s) and P&L’s are present, valid, and adhere to credit policy requirements.
▪	Confirming, if applicable, second mortgage documents are present, valid, align with approved terms amounts, and adhere to credit policy requirements.
▪	Reviewing final loan approval worksheets for accuracy, completion, documentation of approval for any exceptions, and evaluating such items for agreement/consistency with all other documentation contained in the review file.
▪	Reviewing the Certification of Business Purpose and Certification of Non-Owner Occupancy and Indemnity for presence of completed fields, and verifying that the handwritten Primary Residence address differs from the subject property address, and is signed/dated as required.
▪	Verifying presence of a complete Certification of Non-Owner Occupancy and Indemnity document for each individual borrower/co-borrower/guarantor identified within the subject note/guaranty agreement, including the presence of either individual certifications or one certificate containing all required signatures.
▪	Comparing the Primary Residence address(es) listed for consistency between the Final Form 1003/Loan application(s) and the Certification(s) of Non-Owner Occupancy and Indemnity.
▪	Documenting any non-approved credit policy exceptions and/or inconsistencies and reporting and/or marking such items for further dialogue.
▪	Gathering the components of the DSCR from source documentation provided in the loan file during the course of the review. Where applicable, AMC sums per the guidelines the principal and interest payment as well as the tax, insurance and HOA payment to arrive at a monthly property expense. This number is used as the denominator to the monthly lease or estimated lease income as per the guidelines.

Documents reviewed include the following items (* = where applicable):

Note	Business License*	Flood certificates
Guaranty Agreement(s)*	Business P&L’s*	Purchase agreement(s)*
Deed of Trust / Mortgage	Verification of down payment funds/ funds to close / reserve funds*	Final HUD-1
Non-Owner-Occupancy & Business – Purpose Letter of Intent (LOI) / Letter of Explanation (LOE)	Appraisal Report	Title Search Documentation
Final Form 1003 / Loan Application(s)	Broker Price Opinion and market rent addendum*	Evidence of Hazard / Liability / Flood Insurance coverage
Credit Report(s)	Appraisal Review documentation*	Second mortgage documentation*
Verification of Rent / Mortgage (VOR/VOM) payment history*	Existing Leases*	Certification(s) of Business purpose of loan
Identification / proof of residency status	Rent Roll*	Certification(s) of Non-Owner Occupancy and Indemnity*
Background check	Environmental reports

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(6) Value of collateral securing the assets: review and methodology.

AMC’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. AMC’s review included verifying the appraisal report was (i) on the appropriate GSE form, (ii) materially complete, (iii) in conformity with the guideline requirements for the property type in question, (iv) completed by an appraiser that was actively licensed to perform the valuation, (v) completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, (vi) made and signed prior to the final approval of the mortgage loan application, (vii) completed and dated within the guideline requirements, and (vii) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

With regard to the use of comparable properties, AMC’s review (i) captured the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensured that such comparable properties are within standard appraisal guidelines; (ii) confirmed the property value and square footage of the subject property were bracketed by comparable properties, (iii) verified that comparable properties used are similar in size, style, and location to the subject, and (iv) checked for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of AMC’s review included (i) verifying that the address matched the mortgage note, (ii) verifying that the appraisal  and the policies and procedures with regard to appraisal, including the appropriate level of review, when originating the mortgage loan, were followed, (iii) noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying the Client of same, (iv) confirming the appraisal report does not include any apparent environmental problems, (v) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (vi) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors, and (vii) confirming that the value product that was used as part of the origination decision was directly accessible to AMC. If more than one valuation was provided, AMC confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, AMC created an exception.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Not Applicable

(8) Other: review and methodology.

Not applicable.

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SUMMARY OF FINDINGS AND CONCLUSIONS

The NRSRO criteria referenced for this report and utilized for grading descriptions are based upon the NRSRO listed in Item 3 above.

OVERALL REVIEW RESULTS SUMMARY

Of the Six Hundred Seventy-Five (675) files reviewed, Six Hundred Seventy-Four (674) Loans have an Overall grade of “B” or higher and 58.67% of the Loans by number have an Overall grade of “A.” One (1) Loan reflects an Overall grade of “C” due to the Property exception described below.

Overall Loan Grades
Final Loan Grade	# of Loans	% of Loans
A	396	58.67%
B	278	41.19%
C	1	0.15%
D	0	0.00%
Total	675	100.00%

CREDIT RESULTS SUMMARY

Of the Six Hundred Seventy-Five (675) Loans reviewed, all Six Hundred Seventy-Five (675) Loans have a Credit grade of “B” or higher and 59.11% of the Loans by number have a Credit grade of “A.”

Credit Loan Grades
Final Loan Grade	# of Loans	% of Loans
A	399	59.11%
B	276	40.89%
C	0	0.00%
D	0	0.00%
Total	675	100.00%

PROPERTY/VALUATION RESULTS SUMMARY

Of the Six Hundred Seventy-Five (675) Loans reviewed, Six Hundred Seventy-Four (674) Loans have a Property grade of “B” or higher and 99.11% of the Loans by number have a Property grade of “A.” One (1) Loan reflects a Property grade of “C” due to an open exception for a secondary valuation variance greater than 10%.

Property Loan Grades
Final Loan Grade	# of Loans	% of Loans
A	669	99.11%
B	5	0.74%
C	1	0.15%
D	0	0.00%
Total	675	100.00%

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EXCEPTION CATEGORY SUMMARY

The table below summarizes the individual exceptions which carried an associated “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Credit Grade of “B”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	B	Credit	321
		Loan Package Documentation	35
		Borrower and Mortgage Eligibility	16
		Income / Employment	16
		Assets	14
		Guideline	7
		Missing Document	3
		Consumer Loan	3
		Insurance	2
		Property - Appraisal	2
		Investment Product	1
		Total Credit Grade (B) Exceptions:	420
Total Credit Exceptions:			420
Property	C	Property - Appraisal	1
		Total Property Grade (C) Exceptions:	1
	B	Collateral	3
		Property - Appraisal	2
		Total Property Grade (B) Exceptions:	5
Total Property Exceptions:			6
Grand Total:			426

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the Six Hundred Seventy-Five (675) Loans reviewed, Five Hundred Forty-One (541) unique Loans had One Thousand Two Hundred Sixty-Four (1,264) different tape discrepancies across Thirty-Five (35) data fields (some Loans had more than one data delta). The largest variances were found on Doc Type where the data tape information did not coincide with the documentation type found in the loan file.

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Interest Rate Life Cap	164	229	71.62%	675
Interest Rate Life Max	9	13	69.23%	675
Cash To Borrower	118	216	54.63%	675
Doc Type	176	330	53.33%	675
Debt Service Coverage Ratio	2	4	50.00%	675
Cash From Borrower	86	215	40.00%	675
Original P&I	46	171	26.90%	675
Borrower Qualifying FICO	2	9	22.22%	675

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Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Property Type	134	662	20.24%	675
Margin	98	610	16.07%	675
First Payment Date	35	253	13.83%	675
Appraised Value	27	223	12.11%	675
Representative FICO	67	639	10.49%	675
Original Term	60	619	9.69%	675
Original CLTV	23	246	9.35%	675
Maturity Date	11	134	8.21%	675
Refi Purpose	26	350	7.43%	675
Street	20	291	6.87%	675
Index Type	10	147	6.80%	675
Note Date	1	16	6.25%	675
LTV Valuation Value	28	451	6.21%	675
Contract Sales Price	16	276	5.80%	675
Amortization Term	11	242	4.55%	675
Original LTV	30	669	4.48%	675
Amortization Type	11	281	3.91%	675
Prepayment Penalty Period (months)	6	204	2.94%	675
Interest Rate Initial Cap	1	37	2.70%	675
Interest Rate Periodic Cap	1	37	2.70%	675
City	14	668	2.10%	675
Interest Only	5	281	1.78%	675
# of Units	8	561	1.43%	675
Borrower SSN	2	148	1.35%	675
Original Interest Rate	8	671	1.19%	675
Original Loan Amount	6	672	0.89%	675
Zip	2	346	0.58%	675
Prepayment Terms	0	6	0.00%	675
Origination Channel	0	2	0.00%	675
Interest Rate Life Floor	0	8	0.00%	675
Balloon Flag	0	1	0.00%	675
Borrower First Name	0	272	0.00%	675
Borrower FTHB	0	18	0.00%	675
Borrower Last Name	0	333	0.00%	675
Borrower Self-Employed?	0	1	0.00%	675
Coborrower First Name	0	6	0.00%	675
Coborrower FTHB	0	1	0.00%	675
Coborrower Last Name	0	6	0.00%	675
First Payment Adjustment Cap %	0	5	0.00%	675
Hard Penalty Period (months)	0	1	0.00%	675
Has FTHB	0	4	0.00%	675
Interest Only Period	0	35	0.00%	675

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Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Interest Rate Change Frequency	0	6	0.00%	675
Interest Rate Initial Floor	0	2	0.00%	675
Interest Rate Life Min	0	2	0.00%	675
Interest Rate Periodic Floor	0	2	0.00%	675
Investor: Qualifying Housing Ratio	0	4	0.00%	675
Investor: Qualifying Total Debt Ratio	0	136	0.00%	675
Lien Position	0	235	0.00%	675
MERS Min Number	0	39	0.00%	675
Neg Am	0	14	0.00%	675
Occupancy	0	620	0.00%	675
Original Interest Rate Period	0	6	0.00%	675
Payment Adjustment Cap %	0	4	0.00%	675
Product Description	0	214	0.00%	675
Purpose	0	673	0.00%	675
State	0	673	0.00%	675
Total Income	0	5	0.00%	675
Total	1,264	14,256

ADDITIONAL LOAN POPULATION SUMMARY (some totals may not add due to rounding)

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	147	21.78%	$39,954,043.92	16.16%
Adjustable	528	78.22%	$207,256,244.00	83.84%
Total	675	100.00%	$247,210,287.92	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
1	675	100.00%	$247,210,287.92	100.00%
Total	675	100.00%	$247,210,287.92	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Cash Out: Debt Consolidation	6	0.89%	$3,776,250.00	1.53%
Cash Out: Home Improvement/Renovation	15	2.22%	$4,332,300.00	1.75%
Cash Out: Other/Multi-purpose/Unknown Purpose	268	39.70%	$96,693,753.92	39.11%
First Time Home Purchase	35	5.19%	$11,543,703.00	4.67%
Other-than-first-time Home Purchase	273	40.44%	$96,925,612.00	39.21%
Rate/Term Refinance - Borrower Initiated	78	11.56%	$33,938,669.00	13.73%
Total	675	100.00%	$247,210,287.92	100.00%

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Original Term	Loan Count	% of Loans	Original Balance	% of Balance
0-120 Months	2	0.30%	$217,500.00	0.09%
121-180 Months	2	0.30%	$214,000.00	0.09%
241-360 Months	665	98.52%	$241,657,181.92	97.75%
361+ Months	6	0.89%	$5,121,606.00	2.07%
Total	675	100.00%	$247,210,287.92	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
Single Family Detached	278	41.19%	$105,821,958.00	42.81%
Condo, Low Rise	66	9.78%	$14,924,492.00	6.04%
Condo, High Rise	52	7.70%	$24,501,669.00	9.91%
PUD	119	17.63%	$41,778,227.92	16.90%
Townhouse	2	0.30%	$356,994.00	0.14%
1 Family Attached	14	2.07%	$4,025,543.00	1.63%
2 Family	53	7.85%	$22,347,100.00	9.04%
3 Family	38	5.63%	$12,471,750.00	5.04%
4 Family	21	3.11%	$9,447,675.00	3.82%
Other	21	3.11%	$3,552,192.00	1.44%
Unavailable	11	1.63%	$7,982,687.00	3.23%
Total	675	100.00%	$247,210,287.92	100.00%

Occupancy	Loan Count	% of Loans	Original Balance	% of Balance
Investment	675	100.00%	$247,210,287.92	100.00%
Total	675	100.00%	$247,210,287.92	100.00%

TPR Loan Designation	Loan Count	% of Loans	Original Balance	% of Balance
N/A (investment property consumer mortgage)	675	100.00%	$247,210,287.92	100.00%
Total	675	100.00%	$247,210,287.92	100.00%

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